Type:  		13F-HR
Period:		12/31/2005
CIK:  		0001086611
CCC:		g2ky*vkw

Submission Contact : 		Jonathan J. Derby
	          	   	617-527-0033
		         	jderby@derbyco.com

Report for the Calendar Year or Quarter Ended :	December 31, 2005

Check here if Amendment [  ] Amendment Number :

This Amendment  [  ] is a restatement  [ x ] adds new holding entries

Institutional Investment Manager Filing this Report:

Derby and Company, Inc.
7 Wells Avenue
Newton, MA  02460

13F File Number:  028-04811

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person signing this Report on behalf of Reporting Manager:

Name:		Jonathan J. Derby
Title:		Vice President
Phone:		(617) 527-0033

Signature, Place and Date of Signing:
Jonathan J. Derby, Newton, Massachusetts February 14, 2006
Report Type [x] 13F Holdings Report

Report Summary:

Form 13F Information Table Entry Total:	20
Form 13F Information Table Value Total:	$89,902,000

List of Other Included Managers: NA

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM              026874107     8321   121960 SH       SOLE                    21242            100718
ANHEUSER BUSCH COS INC COM     COM              035229103     3212    74776 SH       SOLE                    11792             62984
ARKANSAS BEST CORP DEL COM     COM              040790107     4081    93420 SH       SOLE                    11510             81910
BERKSHIRE HATHAWAY INC CL B    COM              084670207     4271     1455 SH       SOLE                      394              1061
BLOCK H & R INC COM            COM              093671105     3301   134468 SH       SOLE                    36600             97868
CENDANT CORP                   COM              151313103     3164   183395 SH       SOLE                    50095            133300
CITIGROUP INC                  COM              172967101    11652   240109 SH       SOLE                    68432            171677
COMCAST CORP NEW CL A          COM              20030N101     3229   124382 SH       SOLE                    19482            104900
CONOCOPHILLIPS                 COM              20825C104     5085    87405 SH       SOLE                    23080             64325
DELL COMPUTER CORP COM         COM              247025109     3122   104092 SH       SOLE                    16362             87730
GANNETT CO INC DEL             COM              364730101     5510    90965 SH       SOLE                    23633             67332
GENERAL ELECTRIC CO            COM              369604103      341     9735 SH       SOLE                        0              9735
HELEN OF TROY CORP LTD COM     COM              G4388N106      735    45627 SH       SOLE                    22085             23542
HOME DEPOT INC                 COM              437076102     3323    82092 SH       SOLE                    18971             63121
HSBC HLDGS PLC SPON ADR NEW    COM              404280406     3210    39893 SH       SOLE                     6347             33546
PFIZER INCORPORATED            COM              717081103     4634   198706 SH       SOLE                    35595            163111
PHH CORP COM NEW               COM              693320202      211     7514 SH       SOLE                     7514                 0
TYCO INTL LTD NEW COM          COM              902124106     3255   112774 SH       SOLE                    17692             95082
WASHINGTON MUT INC COM         COM              939322103    10741   246929 SH       SOLE                    38877            208052
WELLS FARGO & CO DEL COM       COM              949746101     8504   135353 SH       SOLE                    29262            106091

REPORT SUMMARY		        20 DATA RECORDS		     89902	     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
